February 28, 1996

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: Rule 24f-2 Notice for Master Reserves Trust (the "Fund") Registration Statement No. 2-54750/811-2597; CIK #0000082345

Sirs and Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, I have enclosed one (1) copy of the Fund's Form 24f-2 for the fiscal year ended December 31, 1995. The Fund sold no shares in reliance on Rule 24f-2 during the Fund's fiscal year ended December 31, 1995. Accordingly, no filing fee is due and no opinion of counsel is included.

         Please indicate your receipt of this transmission through your acknowledgement to the Compuserve Mailbox number provided.

         If you have any questions or would like further information, please call me at (617) 338-3433.

                                               Very truly yours,

                                           /s/ James M. Wall

                                               James M. Wall

101607C3

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 1. Name and address of issuer: Master Reserves Trust
                                200 Berkeley Street
                                Boston, MA  02116

 2. Name of each series or class of funds for which this notice is filed:

                   Shares of beneficial interest, no par value

3. Investment Company Act File Number:  811-2597
   Securities Act File Number: 2-54750

 4. Last day of fiscal year for which this notice is filed:

                   December 31, 1995

 5. Check box if this notice is being filed for than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                   Not Applicable

 6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                   Not Applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                   1,555,161,992

 8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                   581,185,244

 9. Number and aggregate sale price of securities sold during the fiscal year:

                    124,846,435
                   $124,846,435

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                   -0-

11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                      1,498,978
                   $  1,498,978

12. Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the
          fiscal year in reliance on Rule 24f-2 (from Item
          10):
                                                                   $    -0-
                                                                  --------------


     (ii) Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11, if
          applicable):
                                                                  +$  1,498,978
                                                                  --------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                 -$120,750,938
                                                                  --------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to Rule 24e-2 (if applicable):            +      -0-
                                                                  --------------

    (v)   Net aggregate price of securities sold and issued
          during the fiscal year in reliance on Rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                             ($119,251,960)
                                                                  --------------

    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law or
          regulation                                              x 1/2900
                                                                  --------------

    (vii) Fee due [line (i) or line (v) multiplied by line
          (vi)]                                                   x      -0-
                                                                  --------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                   Not applicable

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                   Not applicable

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (Signature and Title):            /s/ James M. Wall
                                     ---------------------------
                                     Assistant Secretary

DATE: February 28, 1996
101607C3